Expense Example	Calvert Global Equity Fund Class A 1 Year	Calvert Global Equity Fund Class A 3 Years	Calvert Global Equity Fund Class A 5 Years	Calvert Global Equity Fund Class A 10 Years	Calvert Global Equity Fund Class I 1 Year	Calvert Global Equity Fund Class I 3 Years	Calvert Global Equity Fund Class I 5 Years	Calvert Global Equity Fund Class I 10 Years	Calvert Global Small-Cap Equity Fund Class A 1 Year	Calvert Global Small-Cap Equity Fund Class A 3 Years	Calvert Global Small-Cap Equity Fund Class A 5 Years	Calvert Global Small-Cap Equity Fund Class A 10 Years	Calvert Global Small-Cap Equity Fund Class C 1 Year	Calvert Global Small-Cap Equity Fund Class C 3 Years	Calvert Global Small-Cap Equity Fund Class C 5 Years	Calvert Global Small-Cap Equity Fund Class C 10 Years	Calvert Global Small-Cap Equity Fund Class I 1 Year	Calvert Global Small-Cap Equity Fund Class I 3 Years	Calvert Global Small-Cap Equity Fund Class I 5 Years	Calvert Global Small-Cap Equity Fund Class I 10 Years	Calvert Small/Mid-Cap Fund Class A 1 Year	Calvert Small/Mid-Cap Fund Class A 3 Years	Calvert Small/Mid-Cap Fund Class A 5 Years	Calvert Small/Mid-Cap Fund Class A 10 Years	Calvert Small/Mid-Cap Fund Class C 1 Year	Calvert Small/Mid-Cap Fund Class C 3 Years	Calvert Small/Mid-Cap Fund Class C 5 Years	Calvert Small/Mid-Cap Fund Class C 10 Years	Calvert Small/Mid-Cap Fund Class I 1 Year	Calvert Small/Mid-Cap Fund Class I 3 Years	Calvert Small/Mid-Cap Fund Class I 5 Years	Calvert Small/Mid-Cap Fund Class I 10 Years
USD ($)	635	868	1,120	2,869	91	284	493	2,212	651	918	1,205	2,313	309	646	1,108	2,488	108	337	585	1,609	635	868	1,120	1,906	292	594	1,021	2,083	91	284	493	1,169